Summary of Significant observable Inputs Used for Fair Value Measurements for Living Benefits Liabilities Classified as Level 3 (Parenthetical) (Detail) (Living Benefits [Member])	12 Months Ended
Dec. 31, 2013 Person
Minimum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Policyholders of mortality for majority of business	45
Maximum [Member]
Summary of significant unobservable inputs used for fair value measurements for living benefits liabilities
Policyholders of mortality for majority of business	85